UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑07831
‑‑‑‑‑‑‑‑‑

FMI Funds, Inc.
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Name and address of agent for service)

414‑226‑4555
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

Date of reporting period: DECEMBER 31, 2008
‑‑‑‑‑‑‑‑‑‑‑‑‑

Item 1. Schedule of Investments.

FMI Focus Fund
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

LONG‑TERM INVESTMENTS‑94.2% (A)
COMMON STOCKS‑92.2% (A)

COMMERCIAL SERVICES SECTOR‑7.1%
Miscellaneous Commercial Services‑1.7%
257,800	Cintas Corp.	$5,988,694

Personnel Services‑5.4%
733,500	AMN Healthcare Services, Inc.*	6,205,410
200,700	Manpower Inc.	6,821,793
783,400	MPS Group, Inc.*	5,899,002
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		18,926,205

CONSUMER DURABLES SECTOR‑1.1%
Recreational Products‑1.1%
427,000	Brunswick Corp.	1,797,670
331,000	Winnebago Industries, Inc.	1,995,930
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		3,793,600

CONSUMER NON‑DURABLES SECTOR‑2.3%
Apparel/Footwear‑1.6%
363,100	Liz Claiborne, Inc.	944,060
446,383	Volcom, Inc.*	4,865,575
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		5,809,635

Household/Personal Care‑0.7%
456,300	Bare Escentuals, Inc.*	2,386,449

CONSUMER SERVICES SECTOR‑0.6%
Hotels/Resorts/Cruiselines‑0.6%
147,700	Royal Caribbean Cruises Ltd.	2,030,875

DISTRIBUTION SERVICES SECTOR‑8.2%
Electronics Distributors‑5.1%
493,292	Arrow Electronics, Inc.*	9,293,621
207,200	Ingram Micro Inc.*	2,774,408
308,854	ScanSource, Inc.*	5,951,617
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		18,019,646

Food Distributors‑0.7%
138,500	United Natural Foods, Inc.*	2,468,070

Wholesale Distributors‑2.4%
205,400	Beacon Roofing Supply, Inc.*	2,850,952
527,400	Interline Brands, Inc.*	5,606,262
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		8,457,214

ELECTRONIC TECHNOLOGY SECTOR‑9.5%
Aerospace & Defense‑0.3%
150,000	Hexcel Corp.*	1,108,500

Computer Peripherals‑2.5%
381,600	NetApp, Inc.*	5,330,952

161,696	Zebra Technologies Corp.*	3,275,961
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		8,606,913

Electronic Equipment/Instruments‑1.1%
122,700	Rockwell Automation, Inc.	3,955,848

Electronic Production Equipment‑1.5%
360,300	MKS Instruments, Inc.*	5,328,837

Semiconductors‑4.1%
852,100	Altera Corp.	14,238,591

FINANCE SECTOR‑17.2%
Finance/Rental/Leasing‑2.2%
445,300	Rent‑A‑Center, Inc.*	7,859,545

Insurance Brokers/Services‑2.0%
270,000	Arthur J. Gallagher & Co.	6,995,700

Life/Health Insurance‑2.2%
234,300	Genworth Financial Inc.	663,069
160,897	Reinsurance Group of America, Inc.	6,889,610
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		7,552,679

Multi‑Line Insurance‑4.1%
203,983	PartnerRe Ltd.	14,537,868

Property/Casualty Insurance‑1.6%
469,180	Old Republic International Corp.	5,592,626

Regional Banks‑4.8%
603,157	Associated Banc‑Corp	12,624,076
41,298	FirstMerit Corp.	850,326
160,400	TCF Financial Corp.	2,191,064
53,694	Zions Bancorporation	1,316,040
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		16,981,506

Specialty Insurance‑0.3%
295,800	MGIC Investment Corp.	1,029,384

HEALTH SERVICES SECTOR‑1.8%
Medical/Nursing Services‑1.8%
310,000	VCA Antech, Inc.*	6,162,800

HEALTH TECHNOLOGY SECTOR‑4.1%
Biotechnology‑2.0%
266,700	Charles River Laboratories
	International, Inc.*	6,987,540

Medical Specialties‑2.1%
100,000	Beckman Coulter, Inc.	4,394,000
117,300	Hologic, Inc.*	1,533,111
70,000	Wright Medical Group, Inc.*	1,430,100
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		7,357,211

INDUSTRIAL SERVICES SECTOR‑3.7%
Contract Drilling‑0.4%
87,600	Rowan Companies, Inc.	1,392,840

Environmental Services‑0.4%
52,200	Republic Services, Inc.	1,294,038

Oil & Gas Pipelines‑1.0%
77,000	Kinder Morgan Energy Partners, L.P.	3,522,750

Oilfield Services/Equipment‑1.9%

321,700	Dresser‑Rand Group, Inc.*	5,549,325
61,931	Exterran Holdings Inc.*	1,319,130
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		6,868,455

PROCESS INDUSTRIES SECTOR‑8.4%
Chemicals: Major Diversified‑0.5%
151,200	Celanese Corp.	1,879,416

Chemicals: Specialty‑3.0%
309,581	Cytec Industries Inc.	6,569,309
368,600	Rockwood Holdings Inc.*	3,980,880
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		10,550,189

Containers/Packaging‑4.9%
108,400	Bemis Company, Inc.	2,566,912
420,200	Packaging Corp of America	5,655,892
211,500	Pactiv Corp.*	5,262,120
251,500	Sealed Air Corp.	3,757,410
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		17,242,334

PRODUCER MANUFACTURING SECTOR‑9.2%
Electrical Products‑3.0%
70,000	Molex Inc.	1,014,300
722,995	Molex Inc. Cl A	9,362,785
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		10,377,085

Industrial Machinery‑4.7%
147,501	Kadant Inc.*	1,988,313
659,600	Kennametal Inc.	14,636,524
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		16,624,837

Miscellaneous Manufacturing‑1.5%
226,900	Brady Corp.	5,434,255

RETAIL TRADE SECTOR‑9.3%
Apparel/Footwear Retail‑1.2%
258,916	Nordstrom, Inc.	3,446,172
107,600	Zumiez Inc.*	801,620
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		4,247,792

Department Stores‑4.1%
400,700	Kohl's Corp.*	14,505,340

Discount Stores‑2.2%
297,000	Family Dollar Stores, Inc.	7,742,790

Specialty Stores‑1.8%
267,600	PetSmart, Inc.	4,937,220
139,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,150,920
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		6,088,140

TECHNOLOGY SERVICES SECTOR‑6.6%
Data Processing Services‑0.9%
83,200	Fiserv, Inc.*	3,025,984

Information Technology Services‑2.8%
172,300	Citrix Systems, Inc.*	4,061,111
1,312,000	Sapient Corp.*	5,825,280
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		9,886,391

Internet Software/Services‑1.8%

609,200	Omniture, Inc.*	6,481,888

Packaged Software‑1.1%
295,400	Parametric Technology Corp.*	3,736,810

TRANSPORTATION SECTOR‑3.1%
Air Freight/Couriers‑1.2%
304,500	UTI Worldwide, Inc.	4,366,530

Trucking‑1.9%
376,600	Werner Enterprises, Inc.	6,530,244
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $433,523,975)	323,974,044

MUTUAL FUNDS‑2.0% (A)
247,300	SPDR KBW Regional Banking ETF	7,211,268
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total mutual funds
	(Cost $7,211,268)	7,211,268
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total long‑term investments
	(Cost $440,735,243)	331,185,312

SHORT‑TERM INVESTMENTS‑3.4% (A)
U.S. Treasury Securities‑1.4%
$5,000,000	U.S. Treasury Bills, 0.02%, due 6/04/09	4,997,997
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total U.S. treasury securities
	(Cost $4,999,572)	4,997,997

Variable Rate Demand Notes‑2.0%
6,657,001	U.S. Bank, N.A., 0.00%	6,657,001
133,000	Wisconsin Corporate Central Credit Union, 0.12%	133,000
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total variable rate demand notes
	(Cost $6,790,001)	6,790,001
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total short‑term investments
	(Cost $11,789,573)	11,787,998
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total investments‑97.6%
	(Cost $452,524,816)	342,973,310

	Cash and receivables, less
	liabilities‑2.4% (A)	8,400,634
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS‑100.0%	$351,373,944
	=================

* Non‑income paying security.

(A) Percentages for the various classifications relate to net assets.

ETF‑Exchange Traded Fund

L.P.‑Limited Partnership

As of December 31, 2008, investment cost for federal tax purposes was $463,576,581 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$14,782,921
Aggregate gross unrealized depreciation	(135,386,192)
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Net unrealized depreciation	$(120,603,271)
==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS‑91.5% (A)

COMMERCIAL SERVICES SECTOR‑10.6%
Financial Publishing/Services‑2.4%
1,610,000	McGraw‑Hill Companies, Inc.	$37,335,900

Miscellaneous Commercial Services‑4.1%
2,753,000	Cintas Corp.	63,952,190

Personnel Services‑4.1%
3,006,000	Robert Half International Inc.	62,584,920

CONSUMER NON‑DURABLES SECTOR‑8.2%
Beverages: Alcoholic‑4.2%
1,135,000	Diageo PLC ‑ SP‑ADR	64,399,900

Household/Personal Care‑4.0%
1,173,000	Kimberly‑Clark Corp.	61,864,020

CONSUMER SERVICES SECTOR‑3.7%
Media Conglomerates‑3.7%
5,640,000	Time Warner Inc.	56,738,400

DISTRIBUTION SERVICES SECTOR‑11.9%
Food Distributors‑2.9%
1,993,000	Sysco Corp.	45,719,420

Medical Distributors‑4.6%
2,048,000	Cardinal Health, Inc.	70,594,560

Wholesale Distributors‑4.4%
859,000	Grainger (W.W.), Inc.	67,723,560

ELECTRONIC TECHNOLOGY SECTOR‑12.6%
Computer Communications‑2.9%
2,710,000	Cisco Systems, Inc.*	44,173,000

Electronic Components‑3.4%
3,291,000	Tyco Electronics Ltd.	53,347,110

Electronic Equipment/Instruments‑6.3%
1,686,000	CANON INC. SP‑ADR	52,940,400
1,385,000	Rockwell Automation, Inc.	44,652,400
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		97,592,800

ENERGY MINERALS SECTOR‑5.0%
Integrated Oil‑5.0%
1,666,000	BP PLC ‑ SP‑ADR	77,868,840

FINANCE SECTOR‑9.5%
Financial Conglomerates‑2.2%
1,799,000	American Express Co.	33,371,450

Major Banks‑4.2%
2,298,000	Bank of New York Mellon Corp.	65,102,340

Property/Casualty Insurance‑3.1%
15,000	Berkshire Hathaway Inc. Cl B*	48,210,000

HEALTH TECHNOLOGY SECTOR‑3.1%
Medical Specialties‑3.1%
1,327,000	Covidien Ltd.	48,090,480

PRODUCER MANUFACTURING SECTOR‑6.9%
Industrial Conglomerates‑6.9%
4,067,000	General Electric Co.	65,885,400
1,911,000	Tyco International Ltd.	41,277,600
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		107,163,000

RETAIL TRADE SECTOR‑8.1%
Discount Stores‑4.5%
1,243,000	Wal‑Mart Stores, Inc.	69,682,580

Electronics/Appliance Stores‑3.6%
1,952,000	Best Buy Co., Inc.	54,870,720

TECHNOLOGY SERVICES SECTOR‑7.7%
Data Processing Services‑4.0%
1,548,000	Automatic Data Processing, Inc.	60,898,320

Information Technology Services‑3.7%
1,747,000	Accenture Ltd.	57,284,130

TRANSPORTATOON SECTOR‑4.2%
Air Freight/Couriers‑4.2%
1,172,000	United Parcel Service, Inc. Cl B	64,647,520
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $1,678,697,347)	1,413,215,160

SHORT‑TERM INVESTMENTS‑6.5% (A)

Commercial Paper‑6.5%
$100,000,000	U.S. Bancorp, 0.05%, due 1/02/09	99,999,861
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total short‑term investments
	(Cost $99,999,861)	99,999,861
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total investments‑98.0%
	(Cost $1,778,697,208)	1,513,215,021

	Cash and receivables, less
	liabilities‑2.0% (A)	30,497,778
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS‑100.0%	$1,543,712,799
		=================

* Non‑income paying security.

(A) Percentages for the various classifications relate to net assets.

ADR‑American Depositary Receipts

As of December 31, 2008, investment cost for federal tax purposes was $1,788,760,678 and the tax components of unrealized appreciation/depreciation were as follows:
Aggregate gross unrealized appreciation	$47,194,192
Aggregate gross unrealized depreciation	(322,739,849)
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Net unrealized depreciation	$(275,545,657)
==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Funds, Inc.
                  ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title) /s/ Ted D. Kellner
                                       ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                       Ted D. Kellner, President

Date 2/23/09
       ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ted D. Kellner
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Ted D. Kellner, President

Date 2/23/09
       ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title) /s/ Ted D. Kellner
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Ted D. Kellner, Treasurer

Date 2/23/09
       ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑